FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease (Details) $ in Thousands	3 Months Ended		12 Months Ended			24 Months Ended
	Sep. 30, 2016 Aircraft	Mar. 31, 2016 Aircraft	Dec. 31, 2016 USD ($) Aircraft Lessee Country	Dec. 31, 2015 USD ($) Aircraft Lessee Country	Dec. 31, 2014 USD ($) Aircraft	Dec. 31, 2016 USD ($) Aircraft Lessee
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held | Aircraft			75	79		75
Number of aircraft on lease | Aircraft			75	77
Number of lessees | Lessee			41	43		41
Number of countries in which lessees operate | Country			26	27
Number of aircraft off lease | Aircraft				2
Gain (loss) on sale of aircraft			$ 27,195	$ 28,959	$ 14,761
Gain on extinguishment of debt			(9,246)	(17,491)	2,194
Aircraft impairment			96,122	66,093	$ 1,200
Number of impaired aircraft sold | Aircraft	1	1				10
Cost			3,180,160	3,059,974		$ 3,180,160
Accumulated depreciation			(486,339)	(474,548)		(486,339)
Flight equipment held for operating lease, net			2,693,821	2,585,426		$ 2,693,821
Major maintenance expenditures capitalized			$ 5,700	$ 26,100
Narrow-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft | Aircraft			1	11	1
Wide-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft | Aircraft			3	3
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft purchased | Aircraft			10	9
Capitalized cost of aircraft purchased			$ 545,800	$ 585,400
Number of aircraft sold | Aircraft			13	12	8
Number of aircraft sold for gain | Aircraft			12		6
Gain (loss) on sale of aircraft			$ 15,200	$ (4,000)	$ 14,800
Gain on extinguishment of debt			$ 600		$ 2,300
Number of aircraft sold with gain on debt extinguishment | Aircraft			1		2
Aircraft impairment			$ 96,122	66,093	$ 1,200
Major maintenance expenditures capitalized			5,700	16,600
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Operating Leases [Abstract]
Gain (loss) on sale of aircraft			$ 5,000	$ 33,000
Number of impaired aircraft | Aircraft			10	10
Major maintenance expenditures capitalized				$ 9,500